Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Level 3
Disclosure Of Financial Instruments [Line Items]
Gain loss on re-measurement of contingent consideration provision	$ (10.5)	$ 0.1